RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) renewal	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of Contract Renewals | renewal									2
Term of Renewal									5 years
Payments of Distributions to Affiliates									$ 0	$ 175,000	$ 112,500
Revenues	$ 67,213	$ 66,195	$ 63,016	$ 61,164	$ 62,381	$ 49,120	$ 40,808	$ 36,697	240,654	175,448	142,102
Operating and maintenance expenses									6,626	5,121	4,533
General and administrative expenses									$ 6,899	4,805	5,297
Chalmette Storage Tank Lease [Member]
Related Party Transaction [Line Items]
Term of Renewal									10 years
PBF LLC [Member]
Related Party Transaction [Line Items]
Payments of Distributions to Affiliates									$ 21,544	0	$ 0
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid									$ 41,920	$ 34,729